Stock Based Incentive Compensation Plans (Summary of activity for stock options with performance conditions) (Details) - Stock options with performance conditions [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shares
Outstanding as of beginning of year (in shares) | shares	166,278
Granted - original (in shares) | shares	33,435
Exercised (includes shares tendered) (in shares) | shares	(29,931)
Forfeited or expired (in shares) | shares	(48,385)
Outstanding as of end of year (in shares) | shares	121,397
Vested or expected to vest as of end of year (in shares) | shares	114,310
Exercisable as of end of year (in shares) | shares	97,773
Summary of activity for stock options, additional disclosures [Abstract]
Weighted average exercise price as of beginning of year (in dollars per share) | $ / shares	$ 58.88
Weighted average exercise price granted - original (in dollars per share) | $ / shares	60.58
Weighted average exercise price exercised (includes shares tendered) (in dollars per share) | $ / shares	63.59
Weighted average exercise price forfeited or expired (in dollars per share) | $ / shares	60.49
Weighted average exercise price outstanding as of end of year (in dollars per share) | $ / shares	57.55
Weighted average exercise price vested or expected to vest as of end of year (in dollars per share) | $ / shares	57.34
Weighted average exercise price exercisable as of end of year (in dollars per share) | $ / shares	$ 56.72
Weighted average remaining contractual term outstanding as of end of year (in years)	2 years 4 months 9 days
Weighted average remaining contractual term vested or expected to vest as of end of year (in years)	2 years 3 months 3 days
Weighted average remaining contractual term exercisable as of end of year (in years)	1 year 11 months 26 days